Derivative Liabilities (Details 3) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	$ 175,853	$ 892,503
Initial valuation of derivative liabilities upon issuance of new warrants during the period	3,309,880
Increase (decrease) in fair value of derivative liabilities	708,901	(716,650)
Fair value of derivatives reclassified to additional paid-in-capital
Ending balance	4,194,634	175,853
Placement Agent warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	77,739	388,021
Initial valuation of derivative liabilities upon issuance of new warrants during the period
Increase (decrease) in fair value of derivative liabilities	(60,338)	(310,282)
Fair value of derivatives reclassified to additional paid-in-capital
Ending balance	17,401	77,739
Series B warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	98,114	504,482
Initial valuation of derivative liabilities upon issuance of new warrants during the period
Increase (decrease) in fair value of derivative liabilities	(84,989)	(406,368)
Fair value of derivatives reclassified to additional paid-in-capital
Ending balance	13,125	98,114
Redemption feature of promissory notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance
Initial valuation of derivative liabilities upon issuance of new warrants during the period	3,309,880
Increase (decrease) in fair value of derivative liabilities	854,228
Fair value of derivatives reclassified to additional paid-in-capital
Ending balance	$ 4,164,108